PROFITS INTEREST UNITS - Fair value of the PIUs - (Details)	9 Months Ended	12 Months Ended
	Oct. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
PROFITS INTEREST UNITS
Expected volatility	38.16%	55.00%	49.00%
Risk-free interest rate	0.63%	0.20%	1.90%
Expected term (in years)	6 years 3 months	3 years 2 months 12 days	4 years 7 months 6 days
Expected dividend yield	0.00%